REVENUES - Revenues by Service Line (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 1,643	$ 1,430	$ 1,619
Gas Transmission
Disclosure of operating segments [line items]
Revenues	1,074	942	1,141
Distribution
Disclosure of operating segments [line items]
Revenues	374	346	307
Connections
Disclosure of operating segments [line items]
Revenues	167	118	152
Other
Disclosure of operating segments [line items]
Revenues	$ 28	$ 24	$ 19